Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2024
Assets Classified as Held for Sale
Assets Classified as Held for Sale

Note 4. Assets Classified as Held for Sale

Year 2024:

As part of the Group’s ongoing strategy to streamline its operations and concentrate efforts on its core asset - our iron ore royalty - it previously announced that it has initiated a process to rationalize certain underperforming or non-core assets, and their associated liabilities, classified within the “All Other” segment. This strategic refocusing reflects the intent to simplify the Group’s corporate structure, reduce operating complexity, and unlock shareholder value by concentrating capital and management attention.

As a result of this initiative, management determined that the criteria for classification as “held for sale” under IFRS 5 were met with respect to certain assets and related liabilities as at December 31, 2024. As a result, the assets and related liabilities relating to these businesses were classified as held for sale as at December 31, 2024.

Management, when exercising its judgments in terms of the assets’ contribution to net loss, total assets and net assets, concluded that these assets did not constitute a separate major line of business or geographical area of operations. In aggregate, the assets held for sale represented approximately 20% (after recognition of impairment losses) of consolidated total assets. These assets held for sale generated revenue from third parties of $9,019, loss before taxes of $3,282 and a net loss of $4,516 during the twelve months ended December 31, 2024.

The assets held for sale and related liabilities as of December 31, 2024 comprised:

Asset held for sale:
Total Assets	88,500
Total Liabilities	(18,107)
Net	70,393

All intercompany assets and liabilities have been eliminated. The impairment loss of $18,579 was included in the consolidated statement of operations for the twelve months ended December 31, 2024. The disposal group is presented in the All Other reportable segment.

The Company entered into an agreement to rationalize these non-core assets and liabilities. The transaction is not expected to impact the Company’s net book value. Upon the closing of this transaction as currently anticipated, the Company expects to recognize approximately $15,000 of securities and approximately $55,393 as an equity method investment. For illustrative purposes, if this rationalization had completed on December 31, 2024, the Company’s shareholders’ equity would have remained at approximately $302,277.